Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Recognition [Abstract]
Schedule of Revenue from Contracts with Customers

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	For the Years ended December 31,
	2025	2024	2023
Insurance brokerage commissions	$-	$479,112	$1,169,306
Securities brokerage commissions	2,568	635,414	2,732,846
Market making commissions and fees	15	125,095	3,121,661
Total revenue from contracts with customers	$2,583	$1,239,621	$7,023,813

Hong Kong	$2,583	$1,114,526	$3,902,152
Cayman Islands	-	125,095	3,121,661
	$2,583	$1,239,621	$7,023,813

Schedule of Trading Gains (Losses) Breakdown	The following table represents trading gains (losses) breakdown:
	For the Years ended December 31,
	2025	2024	2023
CFD trading (losses) gains	$(11)	$396,765	$16,204,480
TRS trading gains (losses)	770,878	(672,460)	(5,076,247)
OTC stock option trading gains (losses)	8,277	(32,259,164)	(798,725)
Other trading gains	6,226	7,985	149,996
Total	$785,370	$(32,526,874)	$10,479,504

Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss

The following table represents the effect of trading activities in the account of “trading gains (losses)” on the consolidated statements of operations and comprehensive loss:

	For the Years ended December 31,
Type of Instrument	2025	2024	2023
Foreign currency	$-	$594	$-
Stock indices	(11)	482,146	18,663,955
Commodities	-	(85,975)	(2,459,475)
Equities	785,381	(32,923,639)	(5,724,976)
Total	$785,370	$(32,526,874)	$10,479,504